Shareholder Report	12 Months Ended	24 Months Ended	116 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PARNASSUS FUNDS
Entity Central Index Key	0000747546
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000240326
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	PFGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Growth Equity Fund (Investor Shares) returned 26.85%, (net of fees) for the year, underperforming the Russell 1000 Growth Index’s 33.36%. Stock selection in the Information Technology, Consumer Discretionary and Communication Services sectors held back relative returns. Conversely, stock selection in the Health Care sector and both stock selection and an underweight in the Consumer Staples sector buoyed relative performance.

We continue to maintain balanced portfolio positioning in favor of increasingly relevant, competitively advantaged businesses that are trading at attractive valuations.

Line Graph [Table Text Block]
	Parnassus Growth Equity Fund	S&P 500 Index	Russell 1000® Growth Index

Dec-22	$10,000	$10,000	$10,000
Dec-22	$9,960	$10,151	$10,194
Mar-23	$11,507	$10,912	$11,659
Jun-23	$12,813	$11,866	$13,152
Sep-23	$12,507	$11,477	$12,741
Dec-23	$14,434	$12,819	$14,545
Mar-24	$16,298	$14,172	$16,205
Jun-24	$16,908	$14,779	$17,556
Sep-24	$17,463	$15,649	$18,116
Dec-24	$18,310	$16,026	$19,397

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Parnassus Growth Equity Fund - Investor Shares (Incp: December 28, 2022)	26.85%	35.15%
S&P 500 Index	25.02%	26.47%
Russell 1000® Growth Index	33.36%	39.08%

Performance Inception Date		Dec. 28, 2022
AssetsNet	$ 63,702,581	$ 63,702,581	$ 63,702,581
Holdings Count | Holding	42	42	42
Advisory Fees Paid, Amount	$ 85,796
InvestmentCompanyPortfolioTurnover	34.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,702,581
# of Portfolio Holdings	42
Portfolio Turnover Rate	34.89%
Advisory Fees Paid	$85,796

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.9%
Real Estate	1.2%
Consumer Staples	2.0%
Materials	2.8%
Industrials	3.8%
Communication Services	8.0%
Consumer Discretionary	10.2%
Financials	11.1%
Health Care	12.8%
Information Technology	47.2%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	9.0%
NVIDIA Corp.	8.9%
Alphabet Inc., Class A	6.4%
Amazon.com Inc.	4.8%
Apple Inc.	4.8%
Broadcom Inc.	4.8%
Visa Inc., Class A	4.6%
Salesforce Inc.	3.2%
Eli Lilly & Co.	2.9%
Natera Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000240327
Shareholder Report [Line Items]
Fund Name	Parnassus Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Growth Equity Fund (Institutional Shares) returned 27.13%, (net of fees) for the year, underperforming the Russell 1000 Growth Index’s 33.36%. Stock selection in the Information Technology, Consumer Discretionary and Communication Services sectors held back relative returns. Conversely, stock selection in the Health Care sector and both stock selection and an underweight in the Consumer Staples sector buoyed relative performance.

We continue to maintain balanced portfolio positioning in favor of increasingly relevant, competitively advantaged businesses that are trading at attractive valuations.

Line Graph [Table Text Block]
	Parnassus Growth Equity Fund	S&P 500 Index	Russell 1000® Growth Index

Dec-22	$10,000	$10,000	$10,000
Dec-22	$9,960	$10,151	$10,194
Mar-23	$11,513	$10,912	$11,659
Jun-23	$12,827	$11,866	$13,152
Sep-23	$12,527	$11,477	$12,741
Dec-23	$14,460	$12,819	$14,545
Mar-24	$16,341	$14,172	$16,205
Jun-24	$16,959	$14,779	$17,556
Sep-24	$17,536	$15,649	$18,116
Dec-24	$18,384	$16,026	$19,397

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Parnassus Growth Equity Fund - Institutional Shares (Incp: December 28, 2022)	27.13%	35.42%
S&P 500 Index	25.02%	26.47%
Russell 1000® Growth Index	33.36%	39.08%

Performance Inception Date		Dec. 28, 2022
AssetsNet	$ 63,702,581	$ 63,702,581	$ 63,702,581
Holdings Count | Holding	42	42	42
Advisory Fees Paid, Amount	$ 85,796
InvestmentCompanyPortfolioTurnover	34.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,702,581
# of Portfolio Holdings	42
Portfolio Turnover Rate	34.89%
Advisory Fees Paid	$85,796

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.9%
Real Estate	1.2%
Consumer Staples	2.0%
Materials	2.8%
Industrials	3.8%
Communication Services	8.0%
Consumer Discretionary	10.2%
Financials	11.1%
Health Care	12.8%
Information Technology	47.2%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Microsoft Corp.	9.0%
NVIDIA Corp.	8.9%
Alphabet Inc., Class A	6.4%
Amazon.com Inc.	4.8%
Apple Inc.	4.8%
Broadcom Inc.	4.8%
Visa Inc., Class A	4.6%
Salesforce Inc.	3.2%
Eli Lilly & Co.	2.9%
Natera Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000002470
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Investor Shares
Trading Symbol	PARWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Value Equity Fund (Investor Shares) returned 12.01% (net of fees), trailing the Russell 1000 Value Index’s 14.37% for the year. Stock selection in the Health Care sector notably weighed on relative performance. In contrast, strong stock selection in Real Estate boosted relative returns.

A continuation of the shift in investor sentiment toward more economically sensitive sectors could support a broadening of the stock market rally, especially in value stocks.

Line Graph [Table Text Block]
	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2014	$10,000	$10,000	$10,000
2015	$10,325	$10,138	$9,617
2016	$12,536	$11,351	$11,285
2017	$15,019	$13,829	$12,827
2018	$12,994	$13,223	$11,767
2019	$17,319	$17,386	$14,890
2020	$22,068	$20,585	$15,306
2021	$28,936	$26,494	$19,157
2022	$24,939	$21,696	$17,713
2023	$28,355	$27,399	$19,743
2024	$31,760	$34,254	$22,580

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Value Equity Fund - Investor Shares	12.01%	12.89%	12.25%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 4,825,190,926	$ 4,825,190,926	$ 4,825,190,926
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount	$ 31,176,918
InvestmentCompanyPortfolioTurnover	24.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,825,190,926
# of Portfolio Holdings	45
Portfolio Turnover Rate	24.08%
Advisory Fees Paid	$31,176,918

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Utilities	1.5%
Materials	2.6%
Consumer Staples	3.2%
Real Estate	5.7%
Communication Services	7.2%
Consumer Discretionary	8.7%
Industrials	9.9%
Information Technology	16.6%
Health Care	18.5%
Financials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

S&P Global Inc.	3.5%
Bank of America Corp.	3.3%
Sysco Corp.	3.2%
CBRE Group Inc., Class A	3.2%
Deere & Co.	3.1%
Verizon Communications Inc.	2.9%
Mastercard Inc., Class A	2.9%
Broadcom Inc.	2.8%
Alphabet Inc., Class A	2.8%
Cummins Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000156024
Shareholder Report [Line Items]
Fund Name	Parnassus Value Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the fund perform?

Parnassus Value Equity Fund (Institutional Shares) returned 12.27% (net of fees), trailing the Russell 1000 Value Index’s 14.37% for the year. Stock selection in the Health Care sector notably weighed on relative performance. In contrast, strong stock selection in Real Estate boosted relative returns.

A continuation of the shift in investor sentiment toward more economically sensitive sectors could support a broadening of the stock market rally, especially in value stocks.

Line Graph [Table Text Block]
	Parnassus Value Equity Fund	S&P 500 Index	Russell 1000® Value Index

2015	$10,000	$10,000	$10,000
2015	$9,978	$9,947	$9,597
2016	$12,141	$11,137	$11,262
2017	$14,573	$13,569	$12,801
2018	$12,642	$12,974	$11,742
2019	$16,885	$17,059	$14,859
2020	$21,565	$20,197	$15,274
2021	$28,330	$25,995	$19,117
2022	$24,476	$21,287	$17,676
2023	$27,888	$26,883	$19,703
2024	$31,309	$33,609	$22,533

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Value Equity Fund - Institutional Shares (Incp: April 30, 2015)	12.27%	13.14%	12.53%
S&P 500 Index	25.02%	14.53%	13.36%
Russell 1000® Value Index	14.37%	8.68%	8.76%

Performance Inception Date			Apr. 30, 2015
AssetsNet	$ 4,825,190,926	$ 4,825,190,926	$ 4,825,190,926
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount	$ 31,176,918
InvestmentCompanyPortfolioTurnover	24.08%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,825,190,926
# of Portfolio Holdings	45
Portfolio Turnover Rate	24.08%
Advisory Fees Paid	$31,176,918

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Utilities	1.5%
Materials	2.6%
Consumer Staples	3.2%
Real Estate	5.7%
Communication Services	7.2%
Consumer Discretionary	8.7%
Industrials	9.9%
Information Technology	16.6%
Health Care	18.5%
Financials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

S&P Global Inc.	3.5%
Bank of America Corp.	3.3%
Sysco Corp.	3.2%
CBRE Group Inc., Class A	3.2%
Deere & Co.	3.1%
Verizon Communications Inc.	2.9%
Mastercard Inc., Class A	2.9%
Broadcom Inc.	2.8%
Alphabet Inc., Class A	2.8%
Cummins Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000002468
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Investor Shares
Trading Symbol	PARMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Cap Fund (Investor shares) returned 9.99% (net of fees) in 2024, underperforming the Russell Midcap Index’s 15.34% return. Stock selection within Communication Services and Real Estate contributed to relative performance, while selection within Industrials and Information Technology detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Line Graph [Table Text Block]
	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2014	$10,000	$10,000	$10,000
2015	$9,913	$10,092	$9,756
2016	$11,507	$11,308	$11,102
2017	$13,324	$13,761	$13,158
2018	$12,440	$13,102	$11,966
2019	$16,016	$17,220	$15,621
2020	$18,399	$20,830	$18,292
2021	$21,416	$26,340	$22,424
2022	$16,798	$21,302	$18,541
2023	$18,927	$26,953	$21,735
2024	$20,818	$33,560	$25,070

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Mid Cap Fund - Investor Shares	9.99%	5.38%	7.61%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap Index	15.34%	9.92%	9.63%

AssetsNet	$ 2,842,441,773	$ 2,842,441,773	$ 2,842,441,773
Holdings Count | Holding	38	38	38
Advisory Fees Paid, Amount	$ 23,536,822
InvestmentCompanyPortfolioTurnover	43.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,842,441,773
# of Portfolio Holdings	38
Portfolio Turnover Rate	43.55%
Advisory Fees Paid	$23,536,822

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Utilities	1.2%
Communication Services	2.7%
Materials	3.5%
Real Estate	5.5%
Health Care	6.5%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	23.8%
Industrials	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Fidelity National Information Services	4.0%
TransUnion	3.8%
CBRE Group Inc., Class A	3.7%
Fortinet Inc.	3.7%
J.B. Hunt Transport Services Inc.	3.6%
Cboe Global Markets Inc.	3.5%
The Bank of New York Mellon Corp.	3.4%
Roper Technologies Inc.	3.3%
Truist Financial Corp.	3.3%
Republic Services Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000156023
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	PFPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Cap Fund (Institutional shares) returned 10.21% (net of fees) in 2024, underperforming the Russell Midcap Index’s 15.34% return. Stock selection within Communication Services and Real Estate contributed to relative performance, while selection within Industrials and Information Technology detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Line Graph [Table Text Block]
	Parnassus Mid Cap Fund	Russell 1000® Index	Russell Midcap Index

2015	$10,000	$10,000	$10,000
2015	$9,870	$9,864	$9,471
2016	$11,477	$11,053	$10,778
2017	$13,318	$13,450	$12,774
2018	$12,467	$12,806	$11,617
2019	$16,084	$16,831	$15,165
2020	$18,523	$20,359	$17,758
2021	$21,605	$25,745	$21,769
2022	$16,979	$20,821	$18,000
2023	$19,172	$26,344	$21,100
2024	$21,131	$32,801	$24,338

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Mid Cap Fund - Institutional Shares (Incp: April 30, 2015)	10.21%	5.61%	8.04%
Russell 1000® Index	24.51%	14.28%	13.07%
Russell Midcap Index	15.34%	9.92%	9.64%

Performance Inception Date			Apr. 30, 2015
AssetsNet	$ 2,842,441,773	$ 2,842,441,773	$ 2,842,441,773
Holdings Count | Holding	38	38	38
Advisory Fees Paid, Amount	$ 23,536,822
InvestmentCompanyPortfolioTurnover	43.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,842,441,773
# of Portfolio Holdings	38
Portfolio Turnover Rate	43.55%
Advisory Fees Paid	$23,536,822

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Utilities	1.2%
Communication Services	2.7%
Materials	3.5%
Real Estate	5.5%
Health Care	6.5%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	23.8%
Industrials	24.8%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Fidelity National Information Services	4.0%
TransUnion	3.8%
CBRE Group Inc., Class A	3.7%
Fortinet Inc.	3.7%
J.B. Hunt Transport Services Inc.	3.6%
Cboe Global Markets Inc.	3.5%
The Bank of New York Mellon Corp.	3.4%
Roper Technologies Inc.	3.3%
Truist Financial Corp.	3.3%
Republic Services Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000002467
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	PARNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Cap Growth Fund (Investor shares) returned 10.55% (net of fees) in 2024, underperforming the Russell Midcap Growth Index’s 22.10% return. A lack of exposure to Consumer Staples and stock selection within Communication Services contributed while stock selection within Information Technology and Consumer Discretionary detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Line Graph [Table Text Block]
	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2014	$10,000	$10,000	$10,000
2015	$10,026	$10,092	$9,980
2016	$11,375	$11,308	$10,711
2017	$13,204	$13,761	$13,418
2018	$11,919	$13,102	$12,780
2019	$15,474	$17,220	$17,312
2020	$19,900	$20,830	$23,473
2021	$21,764	$26,340	$26,461
2022	$14,468	$21,302	$19,390
2023	$19,620	$26,953	$24,411
2024	$21,689	$33,560	$29,807

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Parnassus Mid Cap Growth Fund - Investor Shares	10.55%	6.99%	8.05%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap Growth Index	22.10%	11.48%	11.54%

AssetsNet	$ 841,960,290	$ 841,960,290	$ 841,960,290
Holdings Count | Holding	37	37	37
Advisory Fees Paid, Amount	$ 5,159,334
InvestmentCompanyPortfolioTurnover	41.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$841,960,290
# of Portfolio Holdings	37
Portfolio Turnover Rate	41.45%
Advisory Fees Paid	$5,159,334

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	2.9%
Materials	2.9%
Financials	8.4%
Health Care	11.7%
Consumer Discretionary	13.7%
Industrials	24.5%
Information Technology	35.2%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Equifax Inc.	4.4%
Old Dominion Freight Line Inc.	4.0%
J.B. Hunt Transport Services Inc.	4.0%
Trane Technologies plc	3.9%
Atlassian Corp., Class A	3.7%
Teradyne Inc.	3.6%
MercadoLibre Inc.	3.4%
Block Inc., Class A	3.2%
Workday Inc., Class A	3.2%
Hilton Worldwide Holdings Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.
C000156022
Shareholder Report [Line Items]
Fund Name	Parnassus Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PFPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at www.parnassus.com. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	www.parnassus.com
Expenses [Text Block]

What was the Fund's cost for the year?

(based on hypothetical $10,000 investment)
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the fund perform?

The Parnassus Mid Cap Growth Fund (Institutional shares) returned 10.68% (net of fees) in 2024, underperforming the Russell Midcap Growth Index’s 22.10% return. A lack of exposure to Consumer Staples and stock selection within Communication Services contributed while stock selection within Information Technology and Consumer Discretionary detracted.

Our disciplined approach—emphasizing quality, financial strength, and attractive valuations—positions the Fund to help protect capital during downturns while capturing upside in favorable markets.

Line Graph [Table Text Block]
	Parnassus Mid Cap Growth Fund	Russell 1000® Index	Russell Midcap Growth Index

2015	$10,000	$10,000	$10,000
2015	$9,763	$9,864	$9,538
2016	$11,089	$11,053	$10,237
2017	$12,891	$13,450	$12,823
2018	$11,658	$12,806	$12,213
2019	$15,152	$16,831	$16,545
2020	$19,517	$20,359	$22,432
2021	$21,373	$25,745	$25,288
2022	$14,224	$20,821	$18,531
2023	$19,311	$26,344	$23,329
2024	$21,373	$32,801	$28,485

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Parnassus Mid Cap Growth Fund - Institutional Shares (Incp: April 30, 2015)	10.68%	7.12%	8.17%
Russell 1000® Index	24.51%	14.28%	13.07%
Russell Midcap Growth Index	22.10%	11.48%	11.43%

Performance Inception Date			Apr. 30, 2015
AssetsNet	$ 841,960,290	$ 841,960,290	$ 841,960,290
Holdings Count | Holding	37	37	37
Advisory Fees Paid, Amount	$ 5,159,334
InvestmentCompanyPortfolioTurnover	41.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$841,960,290
# of Portfolio Holdings	37
Portfolio Turnover Rate	41.45%
Advisory Fees Paid	$5,159,334

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.7%
Communication Services	2.9%
Materials	2.9%
Financials	8.4%
Health Care	11.7%
Consumer Discretionary	13.7%
Industrials	24.5%
Information Technology	35.2%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Equifax Inc.	4.4%
Old Dominion Freight Line Inc.	4.0%
J.B. Hunt Transport Services Inc.	4.0%
Trane Technologies plc	3.9%
Atlassian Corp., Class A	3.7%
Teradyne Inc.	3.6%
MercadoLibre Inc.	3.4%
Block Inc., Class A	3.2%
Workday Inc., Class A	3.2%
Hilton Worldwide Holdings Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes to the Fund in the last reporting year.